LOAN PAYABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
LOAN PAYABLES

NOTE 7. LOAN PAYABLES

The Company has entered into the following loan agreements since January 1, 2020.

a.	In January 2020, Smarten entered into an agreement of six-month unsecured loans for $45,951 (CNY300,000) and renewed the loan in July 2020, January 2021, and July 2021. the loan bears interest at 18% annually. On December 30, 2021, the Company renewed the loan for six months with the lender, and received extra loan of $23,603 (CNY150,000), all the loan bears interest at 18% annually. The Company paid interest expense of $2,950 (CNY18,750) for this loan during the three months period ended March 31, 2022 (2021 - $1,719).

b.	In January 2020, Smarten entered into another agreement of six-month unsecured loans for $45,951 (CNY300,000) and renewed the loan in July 2020, the loan bears interest at 20% annually.

c.	In May 2020, Smarten entered into another agreement of six-month unsecured loans for $30,634 (CNY200,000) and the loan bears interest at 20% annually.

d.	In August 2020, Smarten entered into another six-month unsecured loan agreement for $15,317 (CNY100,000) and the loan bears interest at 20% annually.

During the year ended December 31, 2020, the Company has accrued interest of $12,674 for the above 3 loan agreements (b, c, and d). On December 31, 2020, the Company entered into a new loan agreement to replace the 3 loan agreements, and total principal amount is $105,302 (CNY 687,486, includes the unpaid interest) and the loan bears interest at 20% annually. The loan agreement was renewed on June 30, 2021 and December 31, 2021. During the three months period ended March 31, 2022, the Company accrued interest expense of $6,455 (2021- $4,822).

e.	In July 2020, Smarten entered into a loan agreement with the President & CEO of Harmony for a loan of $55,830 (CNY364,500) and renewed on December 31, 2020 and June 30, 2021. The loan bears 18% interest annually. On December 31, 2021, the principal of loan was increased to $58,929 (CNY374,500) and extended to December 31, 2022, at the same time, the loan was assigned to Keystone Associates Inc., a Company 100% owner by the President & CEO of Harmony. The Company accrued interest expenses of $2,651 (2021- $2,757) for this loan during the three months period ended March 31, 2022.

f.

In September 2020, the Company entered into an agreement with one of former directors, Ms. Nan Du, who is the original shareholder of Smarten, to settle the unpaid cash consideration of $287,280 (CNY2,000,000, note 6) as loan payable. The loan bears annual interest rate of 18%. The Company accrued interest expenses of $55,830 (2020 - $18,380) for the cash consideration during the year ended December 31, 2021.

In February 2022, Ms. Du waived all the interest and agreed to receive payment when Harmony cash position is sufficient upon Harmony’s decision.

NOTE 10. LOAN PAYABLES

The Company has entered into the following loan agreements since January 1, 2020.

a.	In January 2020, SmartenCo entered into an agreement of six-month unsecured loans for $45,951 (CNY 300,000) and renewed the loan in July 2020, January 2021, and July 2021. the loan bears interest at 18% annually. On December 30, 2021, the Company renewed the loan for six months with the lender, and received extra loan of $23,603 (CNY150,000), all the loan bears interest at 18% annually. The Company paid interest expense of $8,368 (CNY 54,000) for this loan during the year ended December 31, 2021 (2020 - $8,041).

b.	In January 2020, SmartenCo entered into another agreement of six-month unsecured loans for $45,951 (CNY 300,000) and renewed the loan in July 2020, the loan bears interest at 20% annually.

c.	In May 2020, SmartenCo entered into another agreement of six-month unsecured loans for $30,634 (CNY 200,000) and the loan bears interest at 20% annually.

d.	In August 2020, SmartenCo entered into another six-month unsecured loan agreement for $15,317 (CNY 100,000) and the loan bears interest at 20% annually.

During the year ended December 31, 2020, the Company has accrued interest of $12,674 for the above 3 loan agreements (b, c, and d). On December 31, 2020, the Company entered into a new loan agreement to replace the 3 loan agreements, and total principal amount is $105,302 (CNY 687,486, includes the unpaid interest) and the loan bears interest at 20% annually. The loan agreement was renewed on June 30, 2021 and December 31, 2021. During the year ended December 31, 2021, the Company accrued interest expense of $22,375 (2020- $13,052).

e.	In July 2020, SmartenCo entered into a loan agreement with a previous employee for $56,673 (CNY 370,000). The loan bears 18% interest annually and due on December 31, 2020. The Company paid the interest expense of $7,997 (2020 - $4,250) for this loan during the year ended December 31, 2021. In July 2021, the Company disposed of the acquired equipment to the lender for $31,471 (CNY 200,000). The disposal generated a gain on loan settlement of $16,832 (Note 8). The remaining balance is $26,370 (CNY 170,000) which is bearing 18% interest annual rate and was paid on December 31, 2021.

f.	In July 2020, SmartenCo entered into a loan agreement with the President & CEO of Harmony for a loan of $55,830 (CNY 364,500) and renewed on December 31, 2020 and June 30, 2021. The loan bears 18% interest annually. On December 31, 2021, the principal of loan was increased to $58,929 (CNY374,500) and extended to December 31, 2022, at the same time, the loan was assigned to Keystone Associates Inc., a Company 100% owner by the President & CEO of Harmony. The Company accrued interest expenses of $10,168 (2020- $4,752) for this loan during the year ended December 31, 2021.

g.	In September 2020, the Company entered into an agreement with one of former directors, who is the original shareholder of SmartenCo, to settle the unpaid cash consideration of $287,280 (CNY 2,000,000, note 6) as loan payable. The loan bears annual interest rate of 18%. The Company accrued interest expenses of $55,830 (2020 - $18,380) for the cash consideration during the year ended December 31, 2021.

h.	In May 2021, the Company settled loan payable of $154,612 (CNY 1,000,000) by issuing 1,546,120 common stocks to an arm-length party (deems the price of $0.10 per share). The loan was owed by SmartenCo.